Land use rights, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Land use rights, net
Amortization of acquired intangible assets and land use right	$ 73,383	$ 65,204	$ 67,233
Land use rights
Land use rights, net
Amortization of acquired intangible assets and land use right	$ 8,473	$ 9,053	$ 8,607